Segment information (Details)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Little New Star Education Group [Member] CNY	Jun. 30, 2011 Little New Star Education Group [Member] CNY	Jun. 30, 2010 Little New Star Education Group [Member] CNY	Jun. 30, 2012 Wentai [Member] CNY	Jun. 30, 2011 Wentai [Member] CNY	Jun. 30, 2010 Wentai [Member] CNY	Jun. 30, 2012 Yuanbo [Member] CNY	Jun. 30, 2011 Yuanbo [Member] CNY	Jun. 30, 2010 Yuanbo [Member] CNY	Jun. 30, 2012 Corporate [Member] CNY	Jun. 30, 2011 Corporate [Member] CNY	Jun. 30, 2010 Corporate [Member] CNY
Net revenue - external	$ 25,660,683	163,022,321	93,474,859	39,897,671	48,027,719	41,590,668	39,897,671	80,684,016	51,884,191	0	34,310,586	0	0	0	0	0
Cost of revenue	(13,596,315)	(86,377,388)	(43,325,518)	(18,493,517)	(19,139,829)	(16,866,904)	(18,493,517)	(45,158,120)	(26,458,614)	0	(22,079,439)	0	0	0	0	0
Gross profits	12,064,368	76,644,933	50,149,341	21,404,154	28,887,890	24,723,764	21,404,154	35,525,896	25,425,577	0	12,231,147	0	0	0	0	0
Other operating expenses		(137,931,366)	(76,720,420)	(50,023,195)	(20,578,190)	(15,049,188)	(12,549,389)	(25,673,256)	(15,073,206)	0	(7,700,376)	0	0	(83,979,544)	(46,598,026)	(37,473,806)
Non-operating expenses		24,038,237	7,313,006	17,920,271	466,067	(5,862,932)	34,289	5,478,323	2,553,039	0	2,847,473	0	0	15,246,374	10,622,899	17,885,982
Income tax expenses	(1,641,807)	(10,430,402)	(6,219,458)	(164,400)	(1,933,520)	(1,519,494)	(164,400)	(4,744,925)	(4,699,964)	0	(2,225,145)	0	0	(1,526,812)	0	0
Net income (loss) from continuing operations	(7,504,894)	(47,678,598)	(25,477,531)	(10,863,170)	6,842,247	2,292,150	8,724,654	10,586,038	8,205,446	0	5,153,099	0	0	(70,259,982)	(35,975,127)	(19,587,824)
Acquisition of property, plant and equipment		(27,139,743)	(23,091,758)	(13,681,709)	(3,308,698)	(4,813,177)	(2,106,918)	(13,235,170)	(7,814,626)	0	(7,440,136)	0	0	(3,155,739)	(10,463,955)	(11,574,791)
Acquisition of intangible assets		0	(1,545,725)	(4,125,773)	0	0	(2,700,000)	0	0	0	0	0	0	0	(1,545,725)	(1,425,773)
Acquisition of available-for-sale investment		0	0	(20,480,700)	0	0	0	0	0	0	0	0	0	0	0	(20,480,700)
Amortization of intangible assets	740,414	4,703,847	5,059,546	3,883,436	1,480,000	1,500,292	1,369,709	2,160,835	1,980,764	0	1,063,012	0	0	0	1,578,490	2,513,727
Depreciation of property, plant and equipment		23,222,390	14,276,414	7,946,558	2,360,147	1,599,769	1,218,480	8,733,918	4,415,819	0	3,462,667	0	0	8,665,658	8,260,826	6,728,078
Allowance for doubtful debts	91,886	583,753	162,710,320	21,262,662	53,000	0	0	0	0	0	0	0	0	530,753	0	0
Loss on disposal of property, plant and equipment	(9,507)	(60,395)	(1,327,093)	(696,290)	55,956	0	0	0	0	0	0	0	0	4,439	0	0
Impairment loss on intangible assets	472,218	3,000,000	942,678	264,227	3,000,000	0	0	0	0	0	0	0	0	0	942,678	0
Segment assets	138,043,085	876,987,718	887,511,971	811,853,443	74,168,991	88,820,441	80,584,593	180,687,091	178,855,208	0	121,087,317	0	0	501,044,319	619,836,322	731,268,850
Segment liabilities	$ 14,526,228	92,285,124	73,369,420	59,217,953	22,997,214	22,871,555	19,872,084	41,214,161	31,421,494	0	10,831,078	0	0	17,242,672	19,076,371	39,345,869